Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	2016		2015		2014
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$367		$319		$352

Income taxes at statutory rate	$128	35%	$112	35%	$123	35%
Effect of permanent items	(1)	—%	(4)	(1%)	(3)	(1%)
Provision for income taxes as shown in the statement of earnings	$127	35%	$108	34%	$120	34%

GALIC’s 2012 — 2016 tax years remain subject to examination by the IRS.

GALIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2016, 2015 and 2014.

The total income tax provision (credit) consists of (in millions):

	2016	2015	2014
Current taxes:
Federal	$185	$133	$170
State	4	2	4
Deferred taxes:
Federal	(62)	(27)	(54)
Provision for income taxes	$127	$108	$120

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2016			2015
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$489	$27	$516	$404	$22	$426
Other, net	19	(5)	14	22	(4)	18
Total deferred tax assets	508	22	530	426	18	444
Deferred tax liabilities:
Investment securities	4	(265)	(261)	(6)	(203)	(209)
Deferred policy acquisition costs	(375)	96	(279)	(348)	82	(266)
Total deferred tax liabilities	(371)	(169)	(540)	(354)	(121)	(475)
Net deferred tax assets (liabilities)	$137	$(147)	$(10)	$72	$(103)	$(31)

The likelihood of realizing deferred tax assets is reviewed periodically. There was no valuation allowance against deferred tax assets as of December 31, 2016 and 2015.

In July 2014, AFG finalized a settlement with the IRS related to tax years 2008 and 2009. As a result, GALIC’s uncertain tax positions were effectively settled, allowing GALIC to reduce its liability for uncertain tax positions by $13 million in the third quarter of 2014. Although GALIC paid $9 million under this settlement, the reduction in this liability resulted in offsetting increases to GALIC’s deferred tax liability and did not impact GALIC’s effective tax rate. The following is a progression of GALIC’s uncertain tax positions, excluding interest and penalties, which all relate to the uncertainty as to the timing of tax return inclusion of investment income of certain debt securities (in millions):

	2016	2015	2014
Balance at January 1	$—	$—	$13
Reductions for tax positions of prior years	—	—	(4)
Additions for tax positions of current year	—	—	—
Settlements	—	—	(9)
Balance at December 31	$—	$—	$—

GALIC’s provision for income taxes included a benefit of $1 million in 2014.

Cash payments for income taxes, net of refunds, were $236 million, $100 million and $227 million for 2016, 2015 and 2014, respectively.